EQUITY METHOD INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
Equity Method Investments and Joint Ventures [Abstract]
Participation percentages, carrying amounts and components of non-consolidated investees
At December 31, 2021 and 2020, we have the following participation in investments that are recorded using the equity method:

	2021	2020
Egyptian Company for Gas Services S.A.E (“ECGS”)	50.0%	50.0%
Avenir LNG Limited (“Avenir”)	23.5%	23.1%

The carrying amounts of our investments in our equity method investments as at December 31, 2021 and 2020 are as follows:

(in thousands of $)	2021	2020
Avenir	47,913	39,984
ECGS	4,302	4,401
Total equity method investments	52,215	44,385

The components of our equity method investments are as follows:

(in thousands of $)	2021	2020
Balance as of January 1	44,385	32,816
Additions	6,750	11,250
Capitalized interest	—	857
Net income/(losses) from equity method investments	1,080	(538)
Balance as at December 31	52,215	44,385